Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On (5):		Net Income (thousands)	Return on Invested Capital (ROIC) (7)
					Total Shareholder Return	Peer Group Total Shareholder Return (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$5,528,619	$11,757,037	$952,288	$1,715,664	$157	$168	$110,533	15.10%
2022	$4,498,650	$1,837,010	$973,521	$505,284	$91	$128	$82,406	12.71%
2021	$4,015,386	$1,084,292	$958,208	$352,480	$132	$141	$75,629	11.30%
2020	$4,478,318	$7,389,974	$1,333,898	$2,060,202	$143	$112	$64,566	17.59%

Company Selected Measure Name	Return on Invested Capital
Named Executive Officers, Footnote
(1)The PEO is Bosway our Chief Executive Officer who has been CEO since 2019.
(3)The non-PEO NEOs as a group included for purposes of calculating the average amounts in each applicable year are as follows:
2023: Murphy, Catlett, Bolanowski and Watorek
2022: Murphy, Bolanowski, Watorek, Burns and Jensen
2021: Murphy, Watorek, Burns and Jensen
2020: Murphy, Syvrud, Watorek, Heard and Burns

Peer Group Issuers, Footnote	(6)The selected peer group is the S&P SmallCap 600 Industrials Index.
PEO Total Compensation Amount	$ 5,528,619	$ 4,498,650	$ 4,015,386	$ 4,478,318
PEO Actually Paid Compensation Amount	$ 11,757,037	1,837,010	1,084,292	7,389,974
Adjustment To PEO Compensation, Footnote
(2)To calculate Compensation Actually Paid ("CAP") for the PEO, the following adjustments were made to the SCT total in accordance with SEC methodology for determining CAP for each year shown:

Year	2023	2022	2021	2020
PEO	Bosway	Bosway	Bosway	Bosway
SCT Total Compensation	$5,528,619	$4,498,650	$4,015,386	$4,478,318
Less: Stock Award Values Reported in SCT for the Covered Year	$(2,974,951)	$(2,887,445)	$(2,887,488)	$(2,769,105)
Plus: Year-End Fair Value for Stock Awards Granted in the Covered Year	$7,223,195	$2,102,910	$780,890	$4,173,818
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$1,667,843	$(1,638,008)	$(777,993)	$1,502,807
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$312,331	$(239,097)	$(46,503)	$4,136
Compensation Actually Paid	$11,757,037	$1,837,010	$1,084,292	$7,389,974

Non-PEO NEO Average Total Compensation Amount	$ 952,288	973,521	958,208	1,333,898
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,715,664	505,284	352,480	2,060,202
Adjustment to Non-PEO NEO Compensation Footnote

(4)To calculate CAP for the Non-PEO NEOs, the following adjustments were made to the SCT total in accordance with SEC methodology for determining CAP for each year shown:

Year	2023	2022	2021	2020
Non-PEO NEOs	See Note 3	See Note 3	See Note 3	See Note 3
Average SCT Total Compensation	$952,288	$973,521	$958,208	$1,333,898
Less: Average Stock Award Values Reported in SCT for the Covered Year	$(351,567)	$(427,869)	$(465,253)	$(557,480)
Plus: Average Year-End Fair Value for Stock Awards Granted in the Covered Year	$891,763	$303,370	$107,105	$862,274
Average Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$58,968	$(246,093)	$(249,179)	$317,929
Average Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$164,212	$(97,645)	$1,599	$103,581
Average Compensation Actually Paid	$1,715,664	$505,284	$352,480	$2,060,202

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

Total Shareholder Return Vs Peer Group

Tabular List, Table

Most Important Performance Measure	Nature
Return on invested capital	Financial measure
Net sales	Financial measure
Adjusted EPS	Financial measure
Days working capital	Financial measure

Total Shareholder Return Amount	$ 157	91	132	143
Peer Group Total Shareholder Return Amount	168	128	141	112
Net Income (Loss)	$ 110,533,000	$ 82,406,000	$ 75,629,000	$ 64,566,000
Company Selected Measure Amount	0.1510	0.1271	0.1130	0.1759
PEO Name	Bosway
Additional 402(v) Disclosure
(5)The comparison of total shareholder returns assumes that $100 was invested in Gibraltar Industries, Inc. and the S&P SmallCap 600 Industrials Index during the period commencing on December 31, 2019 and ending on the last day of the covered fiscal year, and that dividends were reinvested when paid.
Performance Measures
The items listed below represent the most important performance measures used by the Company in 2023 to determine CAP, as described in greater detail in the "Compensation Philosophy and Pay-for-Performance" in the CD&A section of this Proxy Statement:
Relationship between Pay and Performance
Below are graphs showing the relationships between CAP and the performance measures presented in the table above.

Measure:: 1
Pay vs Performance Disclosure
Name	Return on invested capital
Non-GAAP Measure Description
(7)The Company-selected measure, which is a measure the Company believes represents the most important financial performance not otherwise presented in the table above that the Company uses to link CAP to the NEOs for fiscal year 2023 to the Company's performance is Return on Invested Capital ("ROIC"), a non-GAAP measure. ROIC is defined as adjusted net income before interest (defined as income from continuing operations, as reported in the Company's audited financial statements plus after tax restructuring charges, senior leadership transition costs, acquisition related items, portfolio management, other special costs or intangible asset impairment charges, if any in applicable year, and tax effected interest expense), divided by average adjusted invested capital (the 13-month average of total stockholders' equity adjusted for special charges plus debt, minus cash for the applicable year). While the Company uses numerous financial measures for purposes of evaluating performance for the Company's compensation programs, the Company has determined that ROIC is the financial performance measure that, in the Company's assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company's NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Net sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Days working capital
PEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,974,951)	$ (2,887,445)	$ (2,887,488)	$ (2,769,105)
PEO | Year-End Fair Value for Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,223,195	2,102,910	780,890	4,173,818
PEO | Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,667,843	(1,638,008)	(777,993)	1,502,807
PEO | Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,331	(239,097)	(46,503)	4,136
Non-PEO NEO | Average Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(351,567)	(427,869)	(465,253)	(557,480)
Non-PEO NEO | Average Year-End Fair Value for Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	891,763	303,370	107,105	862,274
Non-PEO NEO | Average Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,968	(246,093)	(249,179)	317,929
Non-PEO NEO | Average Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 164,212	$ (97,645)	$ 1,599	$ 103,581